PROSPECTUS SUPPLEMENT

Global X Funds

SUPPLEMENT DATED MARCH 3, 2011

TO THE PROSPECTUS DATED MARCH 1, 2011

The following information supplements the information found in the prospectus for the Global X Funds.

The following fund is now available for purchase:

Global X FTSE Argentina 20 ETF (ARGT)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE